Retirement plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 16,973,000	$ 15,239,000
Weighted average duration of defined benefit obligation	7 years
Minimum funding requirement	$ 0	$ 0
Discount rates	5.30%	5.10%
Defined contribution pension plans	$ 11,000,000	$ 9,700,000
Discount rate
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,600,000
Unfunded | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	20,200,000	19,200,000
Estimate of contributions expected to be paid to plan for next annual reporting period	11,300,000
Unfunded | Egypt
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	2,500,000	0
Estimate of contributions expected to be paid to plan for next annual reporting period	100,000
Funded
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(5,300,000)	(3,600,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Funded | Europe
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(400,000)	$ (400,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 500,000